Legal, competition and regulatory matters (Narrative) (Details) $ in Thousands, € in Millions, £ in Millions		1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 12, 2022 GBP (£)	Sep. 30, 2022 GBP (£)	Jun. 30, 2022 lawsuit	Apr. 30, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jul. 01, 2007 lawsuit	Dec. 31, 2022 GBP (£) lawsuit settlement claim plaintiff	Dec. 31, 2022 USD ($) lawsuit settlement claim plaintiff	Dec. 31, 2022 EUR (€) lawsuit settlement claim plaintiff	Dec. 31, 2021 GBP (£) lawsuit defendant pension_fund	Dec. 31, 2021 USD ($) lawsuit defendant pension_fund	Dec. 31, 2020 GBP (£) lawsuit	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 lawsuit	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuit	Dec. 31, 2008 USD ($) agreement	Aug. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Litigation and conduct | £									£ 1,427.0			£ 374.0		£ 76.0
Provision utilised | £									£ 1,748.0
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought																	2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2	2	2
Metals related civil actions
Disclosure of contingent liabilities [line items]
Litigation and conduct | €											€ 50
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought								2	2	2	2
Number of lawsuits dismissed			1
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Litigation and conduct | $													$ 32,500
Number of defendants | defendant												6	6
Asset-backed debt instruments held | $													$ 22,000
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | NEW MEXICO
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pension_fund												2	2
Supranational, Sovereign and Agency Bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed														1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2	2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought												3	3
BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved | $				$ 3,300																$ 298,000
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									6	6	6
Number of lawsuits dismissed									3	3	3
Number of plaintiffs | plaintiff									4,000	4,000	4,000
Number of lawsuits subject to appeal									1	1	1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2	2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Damages sought | £									£ 329.0
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement, other provisions | £					£ 183.0				183.0												£ 10.4
CFS Remediation Of Other Legacy Timeshare Retailers
Disclosure of contingent liabilities [line items]
Expected reimbursement, other provisions | £					96.0				£ 96.0
Over Issuance of Structured Notes
Disclosure of contingent liabilities [line items]
Provision utilised | £	£ 1,008.0
Over Issuance of Structured Notes | Barclays PLC and Barclays Bank PLC
Disclosure of contingent liabilities [line items]
Financial penalty warning					£ 165.0	$ 200,000
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £															£ 181.0
HMRC assessments concerning UK VAT | UK Banking Business
Disclosure of contingent liabilities [line items]
Damages sought | £															128.0
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																				2
Financial penalty warning | £		£ 50.0																£ 50.0
Barclays Bank PLC | USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of settlements with court approval | settlement									1	1	1
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought																			1
Damages sought | $																			$ 100,000
Barclays Bank PLC | Japanese Yen LIBOR Case In SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct | $										$ 17,750
Barclays Bank PLC | SIBOR and SOR Case In SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct | $										$ 91,000
Barclays Bank PLC | Non-US Benchmarks Civil Actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Number of claims pending resolution | claim									1	1	1
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc. | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct | $																$ 384,000
Barclays Bank PLC | SEC Civil Monetary Penalty
Disclosure of contingent liabilities [line items]
Litigation and conduct | $							$ 125,000
Barclays Bank PLC | CFTC Civil Monetary Penalty
Disclosure of contingent liabilities [line items]
Litigation and conduct | $							$ 75,000
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £															£ 53.0